Financial Assets And Liabilities - Summary of Impact of Hedged Items on Consolidated Statements of Financial Position (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019
Foreign currency exchange risk [Member] | PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	₱ (745)	₱ (332)
Cost of hedging reserve	70	8
Foreign currency exchange risk [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(19)	(34)
Cost of hedging reserve	15	17
Foreign currency exchange risk [Member] | US$300M Term Loan [Member] | PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(273)	(273)
Foreign currency exchange risk [Member] | Hundred PNB [Member] | PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(11)	(11)
Foreign currency exchange risk [Member] | Two Hundred MUFG Bank Ltd [Member] | PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(47)	(48)
Cost of hedging reserve	6	8
Foreign currency exchange risk [Member] | 300M Notes 2031 [Member] | PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(414)
Cost of hedging reserve	64
Foreign currency exchange risk [Member] | Two Hundred Mizuho [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(1)	(12)
Cost of hedging reserve		5
Foreign currency exchange risk [Member] | US$100M Mizuho [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(18)	(22)
Cost of hedging reserve	15	12
Interest rate risk [member] | PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(16)	(11)
Interest rate risk [member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(8)	(57)
Interest rate risk [member] | Hundred PNB [Member] | PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve		(6)
Interest rate risk [member] | Two Hundred MUFG Bank Ltd [Member] | PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(16)	(1)
Interest rate risk [member] | US$50M MBTC [Member] | PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve		(4)
Interest rate risk [member] | 2014 BTMU US$100M [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve		(1)
Interest rate risk [member] | 2014 Mizuho US$50M [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve		(1)
Interest rate risk [member] | 2015 Mizuho US$200M [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(2)	(36)
Interest rate risk [member] | 2015 Mizuho US$100M [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	₱ (6)	₱ (19)